Employee Benefit - Maturity Profile of Defined Benefit Obligation (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 24,500	$ 21,068
Weighted average duration of defined benefit obligation | yr	10	11
Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation | yr	11
Within one year [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 855	$ 877
Between 2 and 5 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	2,374	1,616
Between 6 and 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	4,187	3,183
Beyond 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 17,084	$ 15,392